Item 1. Report to Shareholders

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials (Unaudited)  For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
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                            6 Months        Year                    8/31/00
                               Ended        Ended                   Through
                             6/30/03     12/31/02     12/31/01     12/31/00
                             -------     --------     --------     --------
NET ASSET VALUE
Beginning of period        $   2.54     $    4.95    $    7.13    $  10.00

Investment activities
  Net investment
  income (loss)               (0.02)*       (0.04)*      (0.05)*     (0.02)*

  Net realized and
  unrealized gain
  (loss)                       0.69         (2.37)       (2.13)      (2.76)

  Total from
  investment activities        0.67         (2.41)       (2.18)      (2.78)

Distributions
  Net realized gain                -            -            -       (0.09)

NET ASSET VALUE
End of period              $   3.21     $    2.54    $    4.95    $   7.13
                           --------     ---------    ---------    --------

Ratios/Supplemental Data

Total return^                  26.38%*      (48.69)%*    (30.58)%*   (27.89)%*

Ratio of total
expenses to
average net assets             1.50%*!       1.50%*       1.50%*      1.50%*!

Ratio of net
investment income
(loss) to average
net assets                    (1.30)%*!     (1.36)%*     (1.27)%*    (0.86)%*!

Portfolio turnover
rate                           70.0%!        81.5%       107.5%      232.6%!

Net assets,
end of period
(in thousands)             $   27,356   $    17,934  $    26,647  $   18,167

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption and account fees.
     * Excludes expenses in excess of a 1.50% contractual expense limitation in effect through 4/30/05.
     !    Annualized

The accompanying notes are an integral part of these financial statements.


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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials (Unaudited)                               June 30. 2003

STATEMENT OF NET ASSETS                                   Shares       Value
--------------------------------------------------------------------------------
                                                                In thousands
COMMON STOCKS  91.3%

COMMUNICATIONS  8.6%
Data Networking  6.0%
Cisco Systems *                                           80,000   $   1,335

Newport *                                                 20,000         296
                                                                       1,631

Telecom Equipment  2.6%
CIENA *                                                   18,000          94

Nokia ADR                                                 12,000         197

QUALCOMM                                                  12,000         429
                                                                         720

Total Communications                                                   2,351

HARDWARE  5.3%
Contract Manufacturing  0.6%
Flextronics *                                             15,000         156
                                                                         156

Hardware  1.8%
Mercury Computer Systems *                                27,000         490
                                                                         490

Systems  2.9%
Dell Computer *                                           25,000         799
                                                                         799

Total Hardware                                                         1,445

INFORMATION SERVICES  18.9%
Data Services  13.6%
Affiliated Computer Services, Class A *                   12,000         549

BISYS Group *                                             45,000         827

ChoicePoint *                                             21,000         725

Concord EFS *!                                            32,000         471

Fiserv *                                                   8,000         285

Jack Henry & Associates                                   40,000         711

University of Phoenix Online *                             3,000         152
                                                                       3,720


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E-Commerce  5.3%

Autobytel *                                               25,000   $     140

BearingPoint *                                            50,000         483

VeriSign *                                                27,000         373

Websense *                                                30,000         470
                                                                       1,466

Total Information Services                                             5,186

SEMICONDUCTORS  19.9%
Analog Semiconductors  10.5%

Analog Devices *                                          22,000         766

Exar *                                                    18,000         285

Intersil Holding, Class A *                               15,000         399

Maxim Integrated Products                                 28,000         957

Semtech *                                                 32,000         456
                                                                       2,863

Digital Semiconductors  3.0%

Altera *                                                   6,000          98

Lattice Semiconductor *                                   20,000         165

Marvell Technology Group *                                 2,000          69

Microchip Technology                                      15,000         369

Xilinx *                                                   5,000         127
                                                                         828

Semiconductor Equipment  6.4%
ATMI *                                                    10,000         249

Cabot Microelectronics *                                  15,000         757

Cognex *                                                   5,000         112

KLA-Tencor *                                               8,000         372

MKS Instruments *                                         10,000         181

Mykrolis *                                                 8,000          81
                                                                       1,752

Total Semiconductors                                                   5,443

SOFTWARE  35.3%
Consumer and Multimedia Software  3.8%
Electronic Arts *                                          5,000         370

Intuit *                                                  15,000         668
                                                                       1,038


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Enterprise Software  20.2%
Adobe Systems                                             17,000   $     545

Business Objects ADR *                                    12,000         263

Informatica *                                            125,000         864

Mercury Interactive *                                     20,000         772

NetIQ *                                                   28,000         433

Network Associates *                                      55,000         697

PeopleSoft *                                              25,000         440

Quest Software *                                          15,000         179

Siebel Systems *                                          35,000         334

VERITAS Software *                                        35,000       1,003
                                                                       5,530

Internet Software  4.8%
Actuate *                                                 40,000         111

FileNet *                                                 25,000         451

Internet Security Systems *                               27,000         391

MatrixOne *                                               60,000         345
                                                                       1,298

Technical Software  6.5%
Cadence Design Systems *                                  28,000         338

Magma Design Automation *                                  7,000         120

Nassda *                                                  37,000         286

Synopsys *                                                 4,000         247

Verisity Ltd. *                                           57,000         681

Wind River Systems *                                      30,000         114
                                                                       1,786

Total Software                                                         9,652

Total Miscellaneous Common Stocks   3.3%                                 909

Total Common Stocks (Cost  $26,346)                                   24,986

OPTIONS PURCHASED  0.0%
Veritas Software, Put, 7/19/03 @ $25.00 *                 10,000           2
Total Options Purchased (Cost  $11)                                        2

OPTIONS WRITTEN  0.0%
Concord EFS, Call, 9/20/03 @ $15.00 *                    (10,000)        (10)
Total Options Written (Cost  $(10))                                      (10)


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SHORT-TERM INVESTMENTS  7.8%
Money Market Fund  7.8%

T. Rowe Price Government Reserve
Investment Fund, 1.01% #                               2,125,628   $   2,126

Total Short-Term Investments (Cost $2,126)                             2,126


Total Investments in Securities
99.1% of Net Assets (Cost $28,473)                                 $  27,104

Other Assets Less Liabilities                                            252

NET ASSETS                                                         $  27,356
                                                                   ---------
Net Assets Consist of:

Undistributed net investment income (loss)                         $    (138)

Undistributed net realized gain (loss)                               (18,969)

Net unrealized gain (loss)                                            (1,369)

Paid-in-capital applicable to 8,523,680
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                       47,832

NET ASSETS                                                         $  27,356
                                                                   ---------

NET ASSET VALUE PER SHARE                                          $    3.21
                                                                   ---------

     #    Seven-day yield
     ! All or a portion of this security is pledged to cover written call options at June 30, 2003
     *    Non-income producing
     ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.


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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials (Unaudited)

STATEMENT OF OPERATIONS                                         In thousands
--------------------------------------------------------------------------------
                                                                    6 Months
                                                                       Ended
                                                                     6/30/03
Investment Income (Loss)
Income
  Income distributions from mutual funds                           $      10

  Dividend (net of foreign taxes of $1)                                   10

  Total income                                                            20

Expenses
  Shareholder servicing                                                   55

  Custody and accounting                                                  46

  Investment management                                                   18

  Registration                                                            17

  Prospectus and shareholder reports                                      12

  Legal and audit                                                          7

  Directors                                                                2

  Miscellaneous                                                            2

  Total expenses                                                         159

  Expenses paid indirectly                                                (1)

  Net expenses                                                           158

Net investment income (loss)                                            (138)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                          (2,258)

  Written options                                                         10

  Net realized gain (loss)                                            (2,248)

Change in net unrealized gain (loss) on securities                     7,492

Net realized and unrealized gain (loss)                                5,244

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   5,106
                                                                   ---------

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS                             In thousands
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                                                    6 Months           Year
                                                       Ended          Ended
                                                     6/30/03       12/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                     $    (138)     $    (276)

  Net realized gain (loss)                            (2,248)        (8,936)

  Change in net unrealized gain (loss)                 7,492         (5,398)

  Increase (decrease) in net assets
  from operations                                      5,106        (14,610)

Capital share transactions *
  Shares sold                                          7,391         13,139

  Shares redeemed                                     (3,084)        (7,255)

  Redemption fees received                                 9             13

  Increase (decrease) in net
  assets from capital
  share transactions                                   4,316          5,897

Net Assets
Increase (decrease) during period                      9,422         (8,713)

Beginning of period                                   17,934         26,647

End of period                                      $  27,356      $  17,934
                                                   ---------      ---------

*Share information
   Shares sold                                         2,551          3,945
   Shares redeemed                                    (1,086)        (2,267)
   Increase (decrease) in shares
   outstanding                                         1,465          1,678

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND
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Certified Financials (Unaudited)                                June 30. 2003

NOTES TO FINANCIAL STATEMENTS
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NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Developing Technologies Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on August 31, 2000. The fund seeks to provide long-term capital growth. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the six months ended June 30, 2003.


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     Redemption Fees
     A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Options
     Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended June 30, 2003, were as follows:

                                                Number of
                                                Contracts        Premiums
Outstanding at beginning of period                      -      $        -
Written                                            29,000          38,000
Exercised                                               -               -
Expired                                                 -               -
Closed                                            (19,000)        (28,000)

Outstanding at end of period                       10,000      $   10,000


     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $9,626,000 and $6,904,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $1,080,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $15,641,000 of unused capital loss carryforwards, of which $6,434,000 expire in 2009, and $9,207,000 that expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $28,473,000. Net unrealized loss aggregated $1,369,000 at period-end, of which $2,221,000 related to appreciated investments and $3,590,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group,

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     Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.60% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $7,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.50%. Thereafter, through April 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.50%. Pursuant to this agreement, $80,000 of management fees were not accrued by the fund for the six months ended June 30, 2003. At June 30, 2003, unaccrued management fees and other expenses in the amount of $374,000 remain subject to reimbursement by the fund through December 31, 2004, and $80,000 through April 30, 2007.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $70,000 for the six months ended June 30, 2003, of which $13,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve

     Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $10,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Developing Technologies Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003